Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 4,920	$ 4,507	$ 12,782	$ 12,127
Cost of sales	3,017	3,129	8,472	8,474
Gross profit	1,903	1,378	4,310	3,653
Selling, general, and administrative expenses	2,760	2,304	7,609	7,404
Research and development expenses	588	552	1,465	1,399
Operating loss	(1,445)	(1,478)	(4,764)	(5,150)
Interest expense, net	(114)	(58)	(303)	(142)
Other, net	(3)	(18)	(15)	(16)
Loss before provision for income taxes	(1,562)	(1,554)	(5,082)	(5,308)
Income tax provision		8		11
Net loss	$ (1,562)	$ (1,562)	$ (5,082)	$ (5,319)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.03)	$ (0.03)	$ (0.11)	$ (0.12)
Weighted average shares used in computing net loss per common share - basic and diluted (in shares)	46,364	46,163	46,317	46,139